Fair Value Measurements	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements
Note 11. Fair Value Measurements
Recurring Fair Value Measurements
The Company’s assets and liabilities measured at fair value on a recurring basis consisted of the following:

	September 30, 2021

(Amounts in thousands)	Level 1	Level 2	Level 3	Total

Assets:
Cash equivalents — money market funds and time deposits	$103,398	$—	$—	$103,398
Other investments — available-for-sale convertible notes	—	—	33,556	33,556

Total assets measured at fair value	$103,398	$—	$33,556	$136,954

Liabilities:
Convertible related party liabilities — SoftBank Senior Unsecured Notes Warrant	$—	$—	$33,655	$33,655
Convertible related party liabilities — 2020 LC Facility Warrant	—	—	16,827	16,827

Total liabilities measured at fair value	$—	$—	$50,482	$50,482

	December 31, 2020
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents — money market funds and time deposits	$330,049	$—	$—	$330,049
Other investments — available-for-sale convertible notes	—	—	49,849	49,849

Total assets measured at fair value	$330,049	$—	$49,849	$379,898

Liabilities:
Other current liabilities — IndiaCo Forward Contract Liability	$—	$—	$7,907	$7,907
Convertible related party liabilities — SoftBank Senior Unsecured Notes Warrant	—	—	279,269	279,269
Convertible related party liabilities — 2020 LC Facility Warrant	—	—	139,639	139,639

Total liabilities measured at fair value	$—	$—	$426,815	$426,815

The tables below provide a summary of the changes in assets and liabilities recorded at fair value and classified as Level 3:

	Nine Months Ended September 30,	Year Ended December 31,
(Amounts in thousands)	2021	2020
Assets:
Balance at beginning of period	$49,849	$5,541
Purchases	15,000	85,000
Credit loss valuation allowance included in income (loss) from equity method and other investments	(16,827)	(43,857)
Reclassification of forward contract liability to credit valuation allowance upon funding of commitment	(8,499)	—
Unrealized (loss) gain on available-for-sale securities included in other comprehensive income	(2,600)	4,369
Accrued interest income	8,754	5,840
Accrued interest collected	(11,365)	(2,678)
Foreign currency translation (losses) gain included in other comprehensive income	(756)	3,810
Foreign currency gain (loss) included in net income	—	(8,176)

Balance at end of period	$33,556	$49,849

	Nine Months Ended September 30, 2021
(Amounts in thousands)	Balance at Beginning of Period	Additions	Settlements	Change in Fair Value (1)	Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income	Balance at End of Period

Liabilities:
IndiaCo Forward Contract Liability	$7,907	$—	$(8,499)	$592	$—	$—
SoftBank Senior Unsecured Notes Warrant	279,269	—	(474,521)	228,907	—	33,655
2020 LC Facility Warrant	139,639	—	(237,265)	114,453	—	16,827

Total	$426,815	$—	$(720,285)	$343,952	$—	$50,482

(1)
During the
nine
 months ended
September
 30, 2021, $0.6 million of the change in fair value was included as a loss within income (loss) from equity method and other investments on the accompanying condensed consolidated statements
of operations and $343.4 million was included as a loss from change in fair value of related party financial instruments on the accompanying condensed consolidated statements of operations.

	Year Ended December 31, 2020
(Amounts in thousands)	Balance at Beginning of Period	Additions	Settlements	Change in Fair Value (1)	Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income	Balance at End of Period

Liabilities:
Contingent consideration payable in stock	$445	$—	$(319)	$(122)	$(4)	$—
IndiaCo Forward Contract Liability	—	9,507	—	(1,600)	—	7,907
2019 Warrant	1,297,758	—	(911,120)	(386,638)	—	—
SoftBank Senior Unsecured Notes Warrant	568,877	—	(934)	(288,674)	—	279,269
2020 LC Facility Warrant	284,440	—	(466)	(144,335)	—	139,639

Total	$2,151,520	$9,507	$(912,839)	$(821,369)	$(4)	$426,815

(1)
During the year ended December 31, 2020, $0.1 million of the change in fair value was included as a reduction of selling, general and administrative expenses, $1.6 million was included as a gain within income (loss) from equity method and other investments on the accompanying condensed consolidated statements of operations and $819.6 million was included as a gain from change in fair value of related party financial instruments on the accompanying condensed consolidated statements of operations.

During the three and
nine
months ended
September
 30, 2021, there were $1.6 million and $16.8 million, respectively, of unrealized losses included in income (loss) from equity method and other investments, relating to Level 3 assets held as of
September
 30, 2021. During the year ended December 31, 2020, there were $43.9 million of unrealized losses included in income (losses) from equity method and other investments, relating to Level 3 assets held as of December 31, 2020. The Company does not intend to sell its investments in available-for-sale
convertible notes and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases.
During the three and
nine
months ended
September
 30, 2021, there were none and $(0.6) million, respectively, of unrealized losses included as a loss within income (loss) from equity method and other investments and $7.5 million and $(343.4) million, respectively, of unrealized gains (losses) included as gain (loss) from change in fair value of related party financial instruments relating to Level 3 liabilities held as of
September
 30, 2021.
During the year ended December 31, 2020, there were $0.1 million of unrealized gains included as a reduction in selling, general and administrative, $1.6 million included as a gain within income (loss) from equity method and other investments and $433.0 million of unrealized gains included as gain (loss) from change in fair value of related party financial instruments relating to Level 3 liabilities held as of December 31, 2020.
The valuation techniques and significant unobservable inputs used in the recurring fair value measurements categorized within Level 3 of the fair value hierarchy are as follows:

	September 30, 2021

	Fair Value (in thousands)	Valuation Technique	Significant Unobservable Inputs	Range (Weighted Average)

Level 3 Assets:
Other investments — available-for-sale convertible notes	$33,556	Discounted cash flow	Price per share	$2.15
Level 3 Liabilities:
Convertible related party liabilities	$50,482	Discounted cash flow	Preferred share fair values	$8.26

	December 31, 2020

	Fair Value (in thousands)	Valuation Technique	Significant Unobservable Inputs	Range (Weighted Average)

Level 3 Assets:
Other investments — available-for-sale convertible notes	$49,849	Discounted cash flow /Market approach	Price per share	$2.97
Level 3 Liabilities:
IndiaCo Forward Contract Liability	$7,907	Discounted cash flow	Price per share	$2.97
Convertible related party liabilities	$418,908	Discounted cash flow	Preferred share fair values	$3.09

Due to the inherent uncertainty in the valuation process, the estimate of fair value of the Company’s assets and liabilities may differ from values that would have been used had a ready market for the securities existed.
Nonrecurring Fair Value Measurements
Non-financial
assets and liabilities measured at fair value in the condensed consolidated financial statements on a nonrecurring basis consist of certain investments, goodwill, intangibles and other long-lived assets on which impairment adjustments were required to be recorded during the period and assets and related liabilities held for sale which, if applicable, are measured at the lower of their carrying value or fair value less any costs to sell.
As discussed in Note 5, on October 2, 2020, ChinaCo was deconsolidated. The Company’s remaining 21.6% ordinary share investment was valued at $26.3 million upon deconsolidation and will be accounted for as an equity method investment. The initial fair value of the Company’s retained investment in ChinaCo was determined using a combination of the market approach and the implied value of ChinaCo based on the TBP investment and a discounted cash flow valuation model that incorporated level 3 unobservable inputs relevant to the valuation of the Company’s retained ordinary shares versus the preferred shares acquired by TBP.
As of September 30, 2021 and December 31, 2020, there were
 no
assets or related liabilities held for sale included on the accompanying condensed consolidated balance sheet. During the three and nine months ended
September 30, 2021, no impairment charges were recorded related to assets and liabilities previously classified as held for sale. During the three and nine months ended September 30, 2020, the Company recorded an impairment charge of none and
$17.0
million, respectively, related to assets and liabilities previously classified as held for sale determined to be Level 2 within the fair value hierarchy based primarily on respective contracts of sale.
The Company also recorded impairment charges and other write-offs of certain other long-lived assets, impairing such assets to a carrying value of zero, for impairment charges totaling $67.3 million and $498.0 million during the three and nine months ended September 30, 2021, respectively. During the three and nine months ended September 30, 2021, the Company also recorded impairment charges totaling
 $20.3 million and $132.0
million, respectively, relating to right-of-use assets and property and equipment with an as adjusted remaining carrying value totaling
$1.4
billion as of September 30, 2021, valued based on level 3 inputs representing market rent data for the market the right-of-use assets are located in.
Other Fair Value Disclosures
The estimated fair value of the Company’s accounts receivable, accounts payable, and accrued expenses approximate their carrying values due to their short maturity periods. As of
September
 30, 2021, the estimated fair value of the Company’s Senior Notes, excluding unamortized debt issuance costs, was approximately $680.0 million based on recent trading activity (Level 1). For the remainder of the Company’s long-term debt, the carrying value approximated the fair value as of
September
 30, 2021.

Note 16. Fair Value Measurements
Recurring Fair Value Measurements
The Company’s assets and liabilities measured at fair value on a recurring basis consisted of the following:

	December 31, 2020
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents — money market funds and time deposits	$330,049	$—	$—	$330,049
Other investments — available-for-sale convertible notes	—	—	49,849	49,849

Total assets measured at fair value	$330,049	$—	$49,849	$379,898

Liabilities:
Other current liabilities — contingent consideration relating to acquisitions payable in stock	$—	$—	$—	$—
Other current liabilities — IndiaCo Forward Contract Liability	—	—	7,907	7,907
Convertible related party liabilities — SoftBank Senior Unsecured Notes Warrant	—	—	279,269	279,269
Convertible related party liabilities — 2020 LC Facility Warrant	—	—	139,639	139,639

Total liabilities measured at fair value	$—	$—	$426,815	$426,815

	December 31, 2019
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents — money market funds and time deposits	$910,093	$—	$—	$910,093
Other investments — available-for-sale convertible notes	—	—	5,541	5,541

Total assets measured at fair value	$910,093	$—	$5,541	$915,634

Liabilities:
Other current liabilities — contingent consideration relating to acquisitions payable in stock	$—	$—	$445	$445
Convertible related party liabilities — 2019 Warrant	—	—	1,297,758	1,297,758
Convertible related party liabilities — SoftBank Senior Unsecured Notes Warrant	—	—	568,877	568,877
Convertible related party liabilities — 2020 LC Facility Warrant	—	—	284,440	284,440

Total liabilities measured at fair value	$—	$—	$2,151,520	$2,151,520

The tables below provide a summary of the changes in assets and liabilities recorded at fair value and classified as Level 3:

	Year Ended December 31,
(Amounts in thousands)	2020	2019
Assets:
Balance at beginning of period	$5,541	$5,319
Purchases	85,000	—
Credit loss valuation allowance included in income (loss) from equity method and other investments	(43,857)	—
Unrealized gain on available-for-sale securities included in other comprehensive income	4,369	—
Accrued interest income	5,840	320
Accrued interest collected	(2,678)	—
Foreign currency translation gains (losses) included in other comprehensive income	3,810	—
Foreign currency gain (loss) included in net income	(8,177)	(98)

Balance at end of period	$49,848	$5,541

	Year Ended December 31, 2020
(Amounts in thousands)	Balance at Beginning of Period	Additions	Settlements	Change in Fair Value (1)	Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income	Balance at End of Period
Liabilities:
Contingent consideration payable in stock	$445	$—	$(319)	$(122)	$(4)	$—
IndiaCo Forward Contract Liability	—	9,507	—	(1,600)	—	7,907
2019 Warrant	1,297,758	—	(911,120)	(386,638)	—	—
SoftBank Senior Unsecured Notes Warrant	568,877	—	(934)	(288,674)	—	279,269
2020 LC Facility Warrant	284,440	—	(466)	(144,335)	—	139,639

Total	$2,151,520	$9,507	$(912,839)	$(821,369)	$(4)	$426,815

(1)
During the year ended December 31, 2020 $0.1 million of the change in fair value was included as a reduction of selling, general and administrative expenses, $1.6 million was included as a gain within income (loss) from equity method and other investments on the accompanying consolidated statements of operations and $819.6 million was included as a gain from change in fair value of related party financial instruments on the accompanying consolidated statements of operations.

	Year Ended December 31, 2019
(Amounts in thousands)	Balance at Beginning of Period	Additions	Settlements	Change in Fair Value (1)	Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income	Balance at End of Period
Liabilities:
Contingent consideration payable in stock	$129,811	$—	$(68,090)	$(61,650)	$374	$445
Contingent consideration payable in cash	10,520	—	(11,496)	983	(7)	—
Embedded redemption derivative	276,371	25,295	(274,617)	(27,049)	—	—
2018 Warrant	—	1,818,273	(1,974,545)	156,272	—	—
2019 Warrant	—	1,280,292	(200,000)	217,466	—	1,297,758
SoftBank Senior Unsecured Notes Warrant	—	568,877	—	—	—	568,877
2020 LC Facility Warrant	—	284,440	—	—	—	284,440

Total	$416,702	$3,977,177	$(2,528,748)	$286,022	$367	$2,151,520

(1)
During the year ended December 31, 2019, $60.7 million of the change in fair value was included as a reduction of selling, general and administrative expenses, $27.0 million was included as a reduction of interest expense and $373.7 million loss was included as a reduction in the gain from change in fair value of related party financial instruments on the consolidated statements of operations.

During the year ended December 31, 2020, there were $43.9 million of unrealized losses included in income (loss) from equity method and other investments, relating to Level 3 assets held as of December 31, 2020. During the year ended December 31, 2019 there were no unrealized gains or (losses) relating to Level 3 assets held as of December 31, 2019. The Company does not intend to sell its investments in available-for-sale
convertible notes and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases.
During the year ended December 31, 2020, there were $0.1 million of unrealized gains included as a reduction in selling, general and administrative expenses, $1.6 million included as a gain within income (loss) from equity method and other investments and $433.0 million of unrealized gains included as gain (loss) from change in fair value of related party financial instruments relating to Level 3 liabilities held as of December 31, 2020.
During the year ended December 31, 2019, there were $60.7 million of unrealized gains included as a reduction in selling, general and administrative expenses and $217.5 million of unrealized losses included as gain (loss) from change in fair value of related party financial instruments relating to Level 3 liabilities held as of December 31, 2019.

The valuation techniques and significant unobservable inputs used in the recurring fair value measurements categorized within Level 3 of the fair value hierarchy are as follows:

	December 31, 2020
	Fair Value (in thousands)	Valuation Technique	Significant Unobservable Inputs	Range (Weighted Average)
Level 3 Assets:
Other investments — available-for-sale convertible notes	$49,849	Discounted cash flow/Market approach	Price per share	$2.97
Level 3 Liabilities:
IndiaCo Forward Contract Liability	$7,907	Discounted cash flow	Price per share	$2.97
Convertible related party liabilities	$418,908	Discounted cash flow	Preferred share fair values	$3.09

	December 31, 2019
	Fair Value (in thousands)	Valuation Technique	Significant Unobservable Inputs	Range (Weighted Average)
Level 3 Assets:
Other investments — available-for-sale convertible notes	$5,541	Discounted cash flow	Market interest rate	6.0%

Level 3 Liabilities:
Other current liabilities — contingent consideration relating to acquisitions payable in stock	$445	Discounted cash flow	Price per common share	$0.02 - $3.97 ($3.72)
Convertible related party liabilities	$2,151,075	Discounted cash flow	Price per preferred share	$6.10 - $11.58 ($9.41)

Due to the inherent uncertainty in the valuation process, the estimate of fair value of the Company’s assets and liabilities may differ from values that would have been used had a ready market for the securities existed.
Nonrecurring Fair Value Measurements
Non-financial
assets and liabilities measured at fair value in the consolidated financial statements on a nonrecurring basis consist of certain investments, goodwill, intangibles and other long-lived assets on which impairment adjustments were required to be recorded during the period and assets and related liabilities held for sale which, if applicable, are measured at the lower of their carrying value or fair value less any costs to sell.
As discussed in Note 6, on October 2, 2020, ChinaCo was deconsolidated. The Company’s remaining 21.6% ordinary share investment was valued at $26.3 million upon deconsolidation and will be accounted for as an equity method investment. The initial fair value of the Company’s retained investment in ChinaCo was determined using a combination of the market approach and the implied value of ChinaCo based on the TBP investment and a discounted cash flow valuation model that incorporated level 3 unobservable inputs relevant to the valuation of the Company’s retained ordinary shares versus the preferred shares acquired by TBP.
As of December 31, 2020, there were no assets or related liabilities held for sale included on the accompanying consolidated balance sheet. During the year ended December 31, 2020, the Company recorded an impairment charge of $17.0 million related to assets and liabilities previously classified as held for sale determined to be Level 2 within the fair value hierarchy based primarily on respective contracts of sale.
As of December 31, 2019, assets and related liabilities held for sale totaling $109.5 million on a net basis were included on the accompanying consolidated balance sheet, on which the Company recorded an impairment charge of $2.6 million during the three months ended December 31, 2019, determined to be Level 2 within the fair value hierarchy based primarily on respective contracts of sale. The assets held for sale as of December 31, 2019 includes $12.3 million of goodwill and intangibles, on which an impairment charge of $165.9 million was recorded during the three months ended September 30, 2019, prior to its held for sale classification and was also determined to be Level 2 within the fair value hierarchy based primarily on a contract of sale. The Company also recorded a $69.5 million write-off
of other goodwill during the three months ended December 31, 2019, based on no future cash flow projections relating to those assets. As of December 31, 2019, the consolidated balance sheet also included an investment totaling $35.0 million after recording a $23.3 million impairment during the three months ended December 31, 2019, determined to be Level 2 within the fair value hierarchy also based primarily on a contract of sale.
The Company also recorded impairment charges and other write-offs of certain other long-lived assets, impairing such assets to a carrying value of zero, for impairment charges totaling $943.7 million, $129.3 million and $29.6 million during the years ended December 31, 2020, 2019 and 2018, respectively. During the year ended December 31, 2020, the Company also recorded impairment charges totaling $201.2 million relating to right-of-use
assets and property and equipment with an as adjusted remaining carrying value totaling $343.1 million as of December 31, 2020, valued based on level 3 inputs representing market rent data for the market the right-of-use
assets are located in.
Other Fair Value Disclosures
The estimated fair value of the Company’s accounts receivable, accounts payable, and accrued expenses approximate their carrying values due to their short maturity periods. As of December 31, 2020, the estimated fair value of the Company’s Senior Notes, excluding unamortized debt issuance costs, was approximately $454.3 million based on recent trading activity (Level 1). For the remainder of the Company’s long-term debt, the carrying value approximated the fair value as of December 31, 2020.

BOWX ACQUISITION CORP [Member]
Fair Value Measurements
Note
9
— Fair Value Measurements
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2020
,
 by level within the fair value hierarchy:

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account — U.S. Treasury Securities	$483,227,051	$—	$—	$483,227,051
Liabilities:
Warrant liabilities (restated)	—	13,292,400	—	13,292,400

Total fair value	$483,227,051	$13,292,400	$—	$496,519,451

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Private Placement warrants transferred from a Level 3 measurement to a Level 2 fair value measurement in October 2020, when the comparable Public Warrants were separately listed and traded.
The Company utilizes a binomial Monte-Carlo simulation at August 7, 2020 and September 30, 2020, and fair value of the Public Warrants at December 31, 2020 to estimate the fair value of the Warrants, with changes in fair value recognized in the statement of operations. The Company recognized approximately $8.6 million for the warrant liabilities upon their issuance on August 7, 2020
,
and August 13, 2020. For the
year
ended December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of warrant liabilities of approximately $4.7 million presented as change in fair value of warrant liabilities on the accompanying statement of operations.
The change in the fair value of the derivative warrant liabilities for the year ended December 31, 2020 is summarized as follows:

Warrant liabilities at May 19, 2020 (inc e ption)	$—
Issuance of Private Warrants	8,628,400
Change in fair value of warrant liabili ti es	1,243,733

Warrant liabilities at September 30, 2020	$9,872,133
Change in fair value of warrant liabili ti es	3,420,267

Warrant liabilities at December 31, 2020	$13,292,400

The estimated fair value of the warrant liabilities is determined using Level 3 inputs at August 7, 2020 and September 30, 2020. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	September 30, 2020	August 7, 2020
Exercise price	$11.50	$11.50
Stock Price	$10.26	$10.03
Term (in years)	0.85	1.00
Volatility	19.00%	18.00%
Risk-free interest rate	0.36%	0.31%
Dividend yield	—	—

Note
9
—Fair Value Measurements
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021, and December 31, 2020, by level within the fair value hierarchy:

	Fair Value Measured as of September 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account - U.S. Treasury Securities	$483,078,641	$—	$—	$483,078,641
Liabilities:
Warrant liabilities	$—	$16,168,533	$—	$16,168,533

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account—U.S. Treasury Securities	$483,227,051	$—	$—	$483,227,051
Liabilities:
Warrant liabilities	$—	$13,292,400	$—	$13,292,400

Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period. There were no transfers between levels for the three and nine months ended September 30, 2021.
The Company utilizes the fair value of the Public Warrants as of December 31, 2020, and September 30, 2021 to estimate the fair value of the warrants, with changes in fair value recognized in the unaudited condensed consolidated statements of operations. For the three months ended September 30, 2021, the Company recognized income resulting from a decrease in the fair value of the warrant liabilities of approximately
$9.8
million, and for the nine months ended September 30, 2021, the Company recognized a charge to the condensed statements of operations resulting from an increase in the fair value of the warrant liabilities of approximately
$2.9
million, presented as change in fair value of derivative warrant liabilities. For the three months ended September 30, 2020, and for the period from May 19, 2020 (inception) through September 30, 2020, the Company recognized a charge to the statements of operations resulting from an increase in the fair value of the warrant liabilities of approximately
$1.2 million presented as change in fair value of derivative warrant liabilities.
The change in the fair value of the derivative warrant liabilities for the three and nine months ended September 30, 2021, is summarized as follows:

Warrant liabilities at December 31, 2020	$13,292,400
Change in fair value of warrant liabilities	3,342,533

Warrant liabilities at March 31, 2021	16,634,933
Change in fair value of warrant liabilities	9,327,999
Warrant liabilities at June 30, 2021	25,962,932
Change in fair value of warrant liabilities	(9,794,399)
Warrant liabilities at September 30, 2021	$16,168,533